Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables Explanatory
Trade and other payables as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current

		In millions of won
Trade payables	￦	4,494,504	—	3,543,008	—
Non-trade payables		2,224,036	1,432,421	2,413,056	1,298,781
Accrued expenses		1,983,697	22,259	2,066,595	39,309
Leasehold deposits received		3,211	3,237	5,448	956
Other deposits received		97,276	45,012	82,116	38,788
Lease liabilities		603,492	3,095,964	510,105	2,640,775
Dividends payable		5,063	—	1,319	—
Others (*)		36	10,348	24	10,199

	￦	9,411,315	4,609,241	8,621,671	4,028,808

(*) Details of others as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current

		In millions of won
Advance received from local governments	￦	—	2,689	—	2,689
Others		36	7,659	24	7,510

	￦	36	10,348	24	10,199